Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets
Intangible assets include:

	Capitalized development costs	Licenses and acquired technology	Goodwill	Other	Total
	(in thousands)
Cost:
At January 1, 2023	$48,903	$33,434	$—	$—	$82,337
Additions	22,327	633	—	—	22,960
Disposals	—	(2,121)	—	—	(2,121)
Exchange difference	—	(7)	—	—	(7)
At December 31, 2023	71,230	31,939	—	—	103,169
Additions	15,484	4,702	—	—	20,186
Disposals	(25,851)	(4,493)	—	—	(30,344)
Exchange difference	—	(22)	—	—	(22)
At December 31, 2024	60,863	32,126	—	—	92,989
Additions	120	3,653	—	—	3,773
Acquisition of ACP Advanced Circuit Pursuit AG	—	1,114	3,676	795	5,585
Disposals	—	(126)	—	—	(126)
Exchange difference	—	283	—	—	283
At December 31, 2025	$60,983	$37,050	$3,676	$795	$102,504
Depreciation and impairment:
At January 1, 2023	$8,285	$25,347	$—	$—	$33,632
Amortization	2,640	4,708	—	—	7,348
Disposals	—	(2,121)	—	—	(2,121)
Exchange difference	—	10	—	—	10
At December 31, 2023	10,925	27,944	—	—	38,869
Amortization	2,206	2,103	—	—	4,309
Impairment	55,156	1,225	—	—	56,381
Disposals	(7,705)	(4,493)	—	—	(12,198)
Exchange difference	—	(13)	—	—	(13)
At December 31, 2024	60,582	26,766	—	—	87,348
Amortization	61	2,816	—	85	2,962
Disposals	—	(126)	—	—	(126)
Exchange difference	—	122	—	—	122
At December 31, 2025	$60,643	$29,578	$—	$85	$90,306
Net book value:
At January 1, 2023	$40,618	$8,087	$—	$—	$48,705
At December 31, 2023	60,305	3,995	—	—	64,300
At December 31, 2024	281	5,360	—	—	5,641
At December 31, 2025	$340	$7,472	$3,676	$710	$12,198